K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com
Jennifer R. Gonzalez D 202.778.9286 F 202.778.9100 jennifer.gonzalez@klgates.com

January 20, 2023 VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Neuberger Berman Real Estate Securities Income Fund Inc. (the “Fund”)
Registration Statement on Form N-2; File No. 811-21421

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith for filing is a copy of the Fund’s shelf registration statement on Form N-2, including the prospectus, statement of additional information (the “SAI”), and certain exhibits, for filing under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended, relating to the Fund’s offering of the Fund’s common stock and rights to acquire common stock (the “Shelf Registration Statement”). This transmission includes a conformed signature page. The manually signed original of this document is maintained at the offices of the Fund. The Fund will file a pre-effective amendment to the Shelf Registration Statement to respond to any Staff comments and include remaining exhibits.

The filing fee of $110.20, required by Section 6 of the 1933 Act, was previously wired to and is currently available in Account No. 850000001001 at US Bank.

The Fund desires to have its Shelf Registration Statement made effective as promptly as practicable.  Accordingly, we respectfully request that the Staff use the limited review procedure of Securities Act Release No. 6510 (February 15, 1984) and review the Shelf Registration Statement at its earliest convenience.

To this end, the Fund has conformed portions of the prospectus and SAI to parallel sections of comparable funds within the Neuberger Berman family of funds, including: Post-Effective Amendment No. 228 to the Registration Statement on Form N-1A of Neuberger Berman Equity Funds (File Nos. 002-11357 and 811-00582) (Accession No. 0001206774-22-002878) and Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 of Neuberger Berman High Yield Strategies Fund Inc. (File Nos. 333-257996 and 811-22396) (Accession No. 0000898432-22-000253).

We would appreciate it if the staff would fax or email a copy of the comment letter to the attention of the undersigned at 202-778-9100 or jennifer.gonzalez@klgates.com as soon as the letter is available. If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9286.  Thank you for your attention to this matter.

Sincerely, /s/ Jennifer R. Gonzalez Jennifer R. Gonzalez